Revenue - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under contract liabilities				€ 200		€ 300
Remaining performance obligations									€ 800
Remaining performance obligation period						15 months
Contract liabilities.									774	€ 1,083
Genentech Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement initial upfront consideration		$ 96.0	€ 83,200
Revenue				200	€ 300	€ 200	€ 300
Additional payments upon achievement of milestones | $								$ 5,000.0
Contract liabilities.									€ 800	1,100
Roivant Sciences Ltd.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement initial upfront consideration | $	$ 60.0
Revenue				€ 0	€ 1,100	€ 0	€ 5,400
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	$ 20.0
Refunds										1,400
Contract liabilities.										€ 0